Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Loss	$ (17,178)	$ (11,557)
Unrealized foreign exchange gain (loss) from cumulative translation adjustments	(1,259)	(102)
Comprehensive Loss	$ (18,437)	$ (11,659)
Previously Reported
Net Loss			$ (66,304)	$ (70,130)
Unrealized foreign exchange gain (loss) from cumulative translation adjustments			1,017	(617)
Comprehensive Loss			$ (65,287)	$ (70,747)